Share capital	12 Months Ended
Oct. 31, 2018
Statements Line Items
Share capital [Text block]

11. Share capital

(a)	Authorized and outstanding

The Company has two classes of shares as follows:

(i)	Special redeemable voting preference shares - 2,000,000 authorized, nil issued and outstanding.

(ii)

Common shares without par value – an unlimited number authorized. The holders of the common shares are entitled to receive dividends which may be declared from time to time, and are entitled to one vote per share at shareholder meetings of the Company. All common shares are ranked equally with regards to the Company's residual assets.

(b)	Issuances of share capital

(i)

During the year ended October 31, 2016, common shares were issued to arms’ length service providers as settlement of trade accounts payable. The common shares issued were valued based on the trade accounts payable owing. During the years ended October 31, 2017 and October 31, 2018, common shares were issued to arms’ length service providers as settlement of trade accounts payable. The common shares issued were determined based on the market value of the common shares at the date of settlement for the carrying amount of the account payable.

(ii)

During the year ended October 31, 2016, common shares were issued as part of the settlement of a legal claim. The common shares were valued based on the common shares price of $0.20 on the date of the settlement agreement.

(iii)

In July 2016, the Company issued 1,000,000 common shares to settle up to an additional $200,000 of services to be rendered by an arm’s length service provider. These 1,000,000 shares were held in trust by the Company to be released in tranches as services were rendered. Between July and September 2016, $56,861 of services were provided under this arrangement and the Company released 250,000 common shares as settlement of the services rendered (included in (i) above). In October 2016, this settlement arrangement was cancelled by mutual consent. The 750,000 common shares remained outstanding as issued but not released as at October 31, 2016. In 2017, the 750,000 shares were cancelled.

(c)	Private placements

(i)

In 2018, the Company completed thirty-three private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $866,200 and issued a total of 14,739,272 common shares.

(ii)

In 2017, the Company completed twenty-four private placements with investors consisting of common shares, with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $719,403 and issued a total of 3,873,223 common shares.

(iii)

In 2016, the Company completed two private placements with an investor consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicale securities law. The Company received net proceeds of $110,000 and issued a total of 366,668 common shares.